Putnam Investments, LLC
                              One Post Office Square
                              Boston, MA 02109
                              February 4, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam California Tax Exempt Income Fund (Reg. No. 2-81011)
    (811-3630) (the "Fund")
    Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

    Putnam California Tax Exempt Money Market Fund (Reg. No. 33-17211) (811-5333) (the "Fund")
    Post- Effective Amendment No. 18 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of Putnam California Tax Exempt Income Fund and Putnam California Tax Exempt Money Market Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendments No. 25 and 18 respectively, to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on January 30, 2003.

Comments or questions concerning this certificate may be directed to Beth Werths at 1-800-225-2465, ext. 11913.

                                        Very truly yours,

                                        /s/ Gordon H. Silver
                                    By: ----------------------------
                                        Gordon H. Silver
                                        Vice President


cc: Jason Pogorelec, Esq. Ropes & Gray